(CHARTWELL LARGE CAP VALUE FUND/CHARTWELL SMALL CAP VALUE FUND LOGO)

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND

                        1235 WESTLAKES DRIVE, SUITE 330
                               BERWYN, PA  19312
                                 (610) 296-1400

                                 ANNUAL REPORT
                                AUGUST 31, 2002

                         CHARTWELL SMALL CAP VALUE FUND

Dear Shareholder:

The past year was a difficult one for equity investors. We saw a mild recession and currently the economy seems to be exhibiting only faint signs of recovery.
A dramatic decline in interest rates has helped to bolster equity valuations but corporate governance scandals, poor earnings and concerns about hostilities in the Middle East short-circuited the bounce after last autumn's decline. Consistent with the last two years, small cap value stocks were again the best choice among equities. A high concentration of steadily growing financial and consumer cyclical stocks along with low exposure to technology and healthcare issues generated this outperformance. Your portfolio returned (6.40%) for the year ended August 31, 2002, modestly behind of the Russell 2000 Value benchmark return of (5.59%) during that time. The Fund's annualized return since inception at October 1, 1999 was 12.93% as of August 31, 2002.

Your portfolio's performance was the result of strength in the consumer cyclical and REIT sectors offset by weak technology and consumer service stocks. In consumer cyclicals, auto parts manufacturers Harman International and Borg-Warner were leading stocks. The entire REIT group has been up significantly over the last year due to the high dividend yields and modest cash flow growth. Home Properties and PS Business Parks were our best performers. Demand for technology products continues to suffer in the post-boom era and though we were underweighted in the group, nearly all our stocks were down. Consumer spending has held up well, but it has been concentrated in cars and homes. Our apparel retailing, lodging and media stocks such as Men's Warehouse, Orient Express and Spanish Broadcasting suffered.

We continue to implement our disciplined investment process by focusing on stocks inexpensive both relative to the market and to the company's own history. We research the business fundamentals of our companies for improving prospects and only invest in stocks that demonstrate catalysts for price appreciation. Your portfolio is positioned for steady, modest economic growth yet is balanced across sectors. It would be surprising if small cap value stocks could continue their enormous outperformance versus growth stocks and large cap stocks. Much of the previously existing valuation disparity between growth and value and small and large has been corrected to nearer historical norms. However, small value stocks generally perform well through the early stages of an economic recovery.

/s/David C. Dalrymple

David C. Dalrymple, CFA
Managing Partner and Portfolio Manager

Past performance does not predict future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

Please see the Schedule of Investments for fund holdings. Fund holdings are subject to change at any time and are not recommendations to buy or sell any security.

The Fund invests in smaller companies, which may involve additional risks such as limited liquidity and greater volatility. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

The Russell 2000 Value Index Measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. 11/02

               CHARTWELL SMALL CAP VALUE FUND INSTITUTIONAL CLASS

        Comparison of the value of a $10,000 investment in the Chartwell Small Cap Value Fund Institutional Class and the Russell 2000 Index

                      Chartwell Small Cap Value Fund
        Date                Institutional Class            Russell 2000 Index
        ----                -------------------            ------------------
     10/1/1999                   $10,000                        $10,000
    11/30/1999                   $10,130                        $10,640
     2/29/2000                   $10,557                        $13,579
     5/31/2000                   $11,419                        $11,226
     8/31/2000                   $12,782                        $12,713
    11/30/2000                   $12,502                        $10,578
     2/28/2001                   $14,060                        $11,292
     5/31/2001                   $14,900                        $11,865
     8/31/2001                   $15,236                        $11,235
    11/30/2001                   $14,763                        $11,088
     2/28/2002                   $16,041                        $11,331
     5/31/2002                   $17,262                        $11,804
     8/31/2002                   $14,260                         $9,500

                          Average Annual Total Return
                    1 Year                           (6.40%)
                    Since inception (10/1/99)        12.93%

                  CHARTWELL SMALL CAP VALUE FUND ADVISOR CLASS

        Comparison of the value of a $10,000 investment in the Chartwell Small Cap Value Fund Advisor Class versus the Russell 2000 Index

                      Chartwell Small Cap Value Fund
        Date                   Advisor Class               Russell 2000 Index
        ----                   -------------               ------------------
      3/1/2002                   $10,000                        $10,000
     3/31/2002                   $10,506                        $10,601
     4/30/2002                   $10,890                        $10,697
     5/31/2002                   $10,593                        $10,223
     6/30/2002                   $10,121                         $9,715
     7/31/2002                    $8,854                         $8,248
     8/31/2002                    $8,753                         $8,228

                            Cumulative Total Return
                    Since inception (3/1/02)        (12.47%)

Past performance does not predict future performance. The performance data and graphs do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual total return represents the average change in account value over the periods indicated.

                         CHARTWELL LARGE CAP VALUE FUND

Dear Shareholder:

The last year has been volatile and difficult to say the least. Early in the period, the equity markets were advancing, as expected, in anticipation of economic recovery. Starting in late March, the concept of a smooth economic recovery began to be questioned. This, combined with major bankruptcies, corporate fraud, terrorist threats and the general loss of confidence in corporate earnings quality, precipitated a greater than 26% decline in the S&P 500 from peak to trough. Performances varied, but all indices were down meaningfully.

                                    1ST HALF     2ND HALF     FULL FISCAL YEAR
   INDEX                          9/01 - 2/02   3/02 - 8/02     9/01 - 8/02
   -----                          -----------   -----------     -----------
   Chartwell LCV Fund                 0.80        -16.31           -15.65
   Russell 1000 Value                -0.79        -12.42           -13.07
   S&P 500                           -1.67        -16.51           -17.86
   Russell 1000 Growth               -2.41        -17.72           -22.15
   Barra Value                       -5.81        -20.25           -20.46

Chartwell Large Cap Value Fund outperformed in the first 6 months of the fiscal year and then gave it back in the second half of the year. The primary reasons for this giveback are twofold. First, the portfolio was set up for economic recovery, which has been pushed out and second, the defensive pharmaceutical portion of the portfolio was hurt by headline events at Abbott Labs and Wyeth.

During the fiscal year ending in August, the best and worst performers in the portfolio ranked by contribution to return were:

  5 BEST PERFORMING STOCKS              5 WORST PERFORMING STOCKS
  ------------------------              -------------------------
  Philip Morris               0.55%     El Paso                         -1.38%
  McGraw-Hill                 0.48%     Wyeth                           -1.19%
  Wells Fargo                 0.47%     Household International         -1.19%
  General Dynamics            0.44%     Citigroup                       -1.14%
  Omnicom Group               0.33%     Hartford Financial              -0.87%

We have recently eliminated Omnicom Group, McGraw-Hill and General Dynamics from the portfolio. These stocks were sold after strong moves relative to the market. We have added to our position in Hartford Financial. Hartford is a leading provider of variable annuities and is currently trading at 8x next year's earnings. We will continue to adhere to our disciplines: selling stocks that hit our price targets and yield sale hurdles, and redeploying assets into attractive areas of the market.

The economic fundamentals continue to improve. The economy is recovering, corporate profits are slowly improving and there is ample liquidity. In six months the accounting issues will largely be a thing of the past, and valuations will likely be moving toward more normalized levels. Our strategy is to look for attractive stocks amid the current wreckage and to position the portfolio for improvement in the economy. We feel that the portfolio is extremely attractive and significantly undervalued. The risks from terrorist threats will not go away, and will act as a restraining influence, but stock prices will ultimately follow fundamentals.

/s/Kevin A. Melich

Kevin A. Melich

Managing Partner & Portfolio Manager

Past performance is no guarantee of future results. The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and forecasted growth values.

The Barra Value Index is designed to differentiate between fast growing companies and growing or undervalued companies.

Please refer to the Annual Report for performance, portfolio holdings and index information. All indices mentioned are unmanaged indices and are not available for investment. Fund holdings are subject to change and are not recommendations to buy or sell any security. 11/02

               CHARTWELL LARGE CAP VALUE FUND INSTITUTIONAL CLASS

        Comparison of the value of a $10,000 investment in the Chartwell Large Cap Value Fund Institutional Class versus the Russell 1000 Index

                      Chartwell Large Cap Value Fund
        Date                Institutional Class            Russell 2000 Index
        ----                -------------------            ------------------
     10/1/1999                   $10,000                        $10,000
    11/30/1999                   $10,230                        $10,947
     2/29/2000                    $9,628                        $11,101
     5/31/2000                   $10,661                        $11,407
     8/31/2000                   $10,661                        $12,355
    11/30/2000                   $10,480                        $10,574
     2/28/2001                   $11,059                        $10,023
     5/31/2001                   $11,321                        $10,178
     8/31/2001                   $10,464                         $9,214
    11/30/2001                   $10,444                         $9,271
     2/28/2002                   $10,547                         $9,066
     5/31/2002                   $10,313                         $8,819
     8/31/2002                    $8,827                         $7,603

                          Average Annual Total Return
                    1 Year                          (15.65%)
                    Since inception (10/1/99)        (4.19%)

                  CHARTWELL LARGE CAP VALUE FUND ADVISOR CLASS

        Comparison of the value of a $10,000 investment in the Chartwell Large Cap Value Fund Advisor Class versus the Russell 1000 Index

                      Chartwell Large Cap Value Fund
        Date                   Advisor Class               Russell 2000 Index
        ----                -------------------            ------------------
      3/1/2002                   $10,000                        $10,000
     3/31/2002                   $10,360                        $10,176
     4/30/2002                    $9,782                         $9,593
     5/31/2002                    $9,565                         $9,508
     6/30/2002                    $9,770                         $8,807
     7/31/2002                    $8,108                         $8,155
     8/31/2002                    $8,174                         $8,197

                            Cumulative Total Return
                    Since inception (3/1/02)        (18.26%)

Past performance does not predict future performance. The performance data and graphs do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual total return represents the average change in account value over the periods indicated.

                         CHARTWELL SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS AS OF AUGUST 31, 2002

  Shares     COMMON STOCKS: 98.31%                                Market Value
  ------     ---------------------                                ------------
             BASIC INDUSTRY:  15.96%
   4,840     AptarGroup, Inc.                                      $   155,364
   5,740     Arch Chemicals, Inc.                                      119,392
   7,800     Buckeye Technologies, Inc.*<F1>                            56,082
   5,290     CLARCOR, Inc.                                             162,403
   7,510     Cytec Industries, Inc.*<F1>                               199,766
  10,400     ElkCorp                                                   174,200
   8,200     H.B. Fuller Co.                                           220,990
  10,300     Kadant, Inc.                                              156,972
   5,100     Minerals Technologies, Inc.                               202,725
   5,700     NOVA Chemicals Corp.                                      119,244
  12,100     Packaging Corp of America*<F1>                            227,843
   2,300     Texas Industries, Inc.                                     64,653
   7,010     USFreightways Corp.                                       189,270
                                                                   -----------
                                                                     2,048,904
                                                                   -----------

             BUSINESS SERVICES: 4.48%
   8,400     ABM Industries, Inc.                                      140,952
   6,500     G & K Services, Inc. - Class A                            208,260
   6,300     Insight Enterprises, Inc.*<F1>                             70,938
  11,940     MSC Industrial Direct Co., Inc.- Class A                  154,981
                                                                   -----------
                                                                       575,131
                                                                   -----------

             CAPITAL SPENDING: 5.93%
   7,600     Albany International Corp.                                166,440
   9,920     Gardner Denver, Inc.*<F1>                                 198,400
   6,910     Kaydon Corp.                                              145,801
   5,500     Littlefuse, Inc.*<F1>                                     110,440
   7,150     Regal-Beloit Corp.                                        139,425
                                                                   -----------
                                                                       760,506
                                                                   -----------

             CONSUMER CYCLICAL: 6.00%
  12,100     Aftermarket Technology Corp.*<F1>                         187,671
   4,590     BorgWarner, Inc.                                          276,502
   7,650     Furniture Brands International, Inc.*<F1>                 193,162
   2,200     Harman International Industries, Inc.                     113,146
                                                                   -----------
                                                                       770,481
                                                                   -----------

             CONSUMER SERVICES: 14.23%
   5,950     bebe stores, inc.*<F1>                                     80,325
   5,400     Charlotte Russe Holding, Inc.*<F1>                         69,822
  13,600     CSK Auto Corp.*<F1>                                       172,040
  10,700     Genesco, Inc.*<F1>                                        158,253
  13,850     Helen of Troy Limited                                     165,646
   4,100     Linens 'n Things, Inc.*<F1>                                88,437
  14,500     Prime Hospitality Corp.*<F1>                              131,370
   6,200     RARE Hospitality International, Inc.*<F1>                 161,882
  19,300     Spanish Broadcasting System, Inc.*<F1>                    136,451
   6,300     Speedway Motorsports, Inc.*<F1>                           150,255
   8,721     The Men's Wearhouse, Inc.*<F1>                            164,827
  17,300     Unifi, Inc.*<F1>                                          129,750
   7,400     United Natural Foods, Inc.*<F1>                           149,850
   4,300     Wolverine World Wide, Inc.                                 67,381
                                                                   -----------
                                                                     1,826,289
                                                                   -----------

             CONSUMER STAPLES: 2.89%
   5,260     Corn Products International, Inc.                         147,280
  16,400     Rayovac Corp.*<F1>                                        223,040
                                                                   -----------
                                                                       370,320
                                                                   -----------

             ENERGY: 3.76%
   3,000     Atwood Oceanics, Inc.*<F1>                                 91,290
  11,000     Cal Dive International, Inc.*<F1>                         205,150
   4,900     GulfMark Offshore, Inc.*<F1>                               81,634
   6,870     Lone Star Technologies, Inc.*<F1>                         104,218
                                                                   -----------
                                                                       482,292
                                                                   -----------

             FINANCIAL SERVICES: 18.21%
   5,100     AmerUs Group Co.                                          163,149
   6,160     Community First Bankshares, Inc.                          167,675
   6,510     Cullen/Frost Bankers, Inc.                                243,474
   8,430     Financial Federal Corp.*<F1>                              257,958
   8,050     Fulton Financial Corp.                                    150,535
   9,004     Hudson United Bancorp                                     260,036
   5,000     IPC Holdings, Ltd.*<F1>                                   150,900
   4,200     Philadelphia Consolidated  Holding Corp.*<F1>             152,124
   5,500     Republic Bancorp, Inc.                                     74,525
   2,800     StanCorp Financial Group, Inc.                            153,160
   8,700     Sterling Bancshares, Inc.                                 121,800
   4,600     Webster Financial Corp.                                   175,444
   6,400     Westamerica Bancorporation                                267,008
                                                                   -----------
                                                                     2,337,788
                                                                   -----------

             HEALTHCARE: 4.26%
   4,500     Cambrex Corp.                                             172,395
  10,300     Owens & Minor, Inc.                                       148,835
   4,340     Renal Care Group, Inc.*<F1>                               142,482
   8,900     Sola International, Inc.*<F1>                              83,215
                                                                   -----------
                                                                       546,927
                                                                   -----------

             REITS: 10.45%
   5,120     Alexandria Real Estate Equities, Inc.                     224,922
   6,235     Arden Realty, Inc.                                        156,249
   4,400     BRE Properties, Inc. - Class A                            144,980
   7,720     Home Properties of New York, Inc.                         265,722
   8,500     Mission West Properties, Inc.                              95,625
   6,850     PS Business Parks, Inc. - Class A                         239,750
   6,450     SL Green Realty Corp.                                     213,301
                                                                   -----------
                                                                     1,340,549
                                                                   -----------

             TECHNOLOGY: 6.83%
  11,300     Asyst Technologies, Inc.*<F1>                             101,361
   4,700     DuPont Photomasks, Inc.*<F1>                              114,492
   8,300     Electronics for Imaging, Inc.*<F1>                        124,749
   9,700     Entegris, Inc.*<F1>                                        87,591
  16,400     Integrated Silicon Solution, Inc.*<F1>                     82,656
  15,600     Lawson Software, Inc.*<F1>                                 70,200
   7,500     Park Electrochemical Corp.                                160,500
   7,500     Radiant Systems, Inc.*<F1>                                 71,850
  21,000     SIPEX Corp.*<F1>                                           63,000
                                                                   -----------
                                                                       876,399
                                                                   -----------

             UTILITIES: 5.31%
   8,100     Commonwealth Telephone Enterprises, Inc.*<F1>             309,825
  14,800     El Paso Electric Co.*<F1>                                 173,900
   8,400     Vectren Corp.                                             197,400
                                                                   -----------
                                                                       681,125
                                                                   -----------

             Total Common Stocks (Cost $13,499,050)                $12,616,711
                                                                   -----------

             SHORT-TERM INVESTMENTS: 1.92%
             -----------------------------
 246,136     Cash Trust Series II - Treasury Cash
               Series Fund II (Cost $246,136)                          246,136
                                                                   -----------

             Total Investments in Securities
               (Cost $13,745,186): 100.23%                          12,862,847

             Liabilities in excess of Other Assets:  (0.23%)           (28,658)
                                                                   -----------
             Net Assets:  100.00%                                  $12,834,189
                                                                   -----------
                                                                   -----------

*<F1> Non-income producing security.

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS AS OF AUGUST 31, 2002

  Shares     COMMON STOCKS: 96.82%                                Market Value
  ------     ---------------------                                ------------
             BASIC INDUSTRY: 9.06%
  16,695     Alcoa, Inc.                                           $   418,878
   4,210     E.I. du Pont de Nemours                                   169,705
  11,820     International Paper Co.                                   445,023
   1,225     Johnson Controls, Inc.                                    105,705
   7,440     MeadWestvaco Corp.                                        173,278
  11,095     Monsanto Co.                                              203,815
   9,985     The Dow Chemical Co.                                      301,747
                                                                   -----------
                                                                     1,818,151
                                                                   -----------

             CAPITAL GOODS: 7.01%
  14,485     Cooper Industries, Ltd. - Class A                         473,949
   3,520     Emerson Electric Co.                                      171,706
  14,129     General Electric Co.                                      425,989
  11,170     Honeywell International, Inc.                             334,542
                                                                   -----------
                                                                     1,406,186
                                                                   -----------

             CONSUMER CYCLICAL: 4.38%
  11,355     Delphi Corp.                                              110,711
   5,025     General Motors Corp.                                      240,496
  15,115     The Stanley Works                                         527,211
                                                                   -----------
                                                                       878,418
                                                                   -----------

             CONSUMER GOODS: 5.34%
   3,200     Kimberly-Clark Corp.                                      191,488
  12,880     Limited Brands                                            196,935
   5,730     Maytag Corp.                                              187,027
   7,345     Sears, Roebuck & Co.                                      334,271
   5,525     The May Department Stores Co.                             162,048
                                                                   -----------
                                                                     1,071,769
                                                                   -----------

             CONSUMER STAPLES: 8.00%
   5,968     Avon Products, Inc.                                       290,880
  12,355     General Mills, Inc.                                       520,022
  15,863     Philip Morris Companies, Inc.                             793,150
                                                                   -----------
                                                                     1,604,052
                                                                   -----------

             ENERGY: 12.68%
   6,460     ChevronTexaco Corp.                                       495,030
   1,160     DTE Energy Co.                                             49,776
   5,855     Duke Energy Corp.                                         157,090
  11,745     Exxon Mobil Corp.                                         416,360
  23,335     Halliburton Co.                                           354,692
   9,043     Kerr-McGee Corp.                                          423,665
   7,235     Phillips Petroleum Co.*<F2>                               380,416
   5,490     TXU Corp.                                                 265,496
                                                                   -----------
                                                                     2,542,525
                                                                   -----------

             FINANCIAL SERVICES: 20.02%
   7,555     AmSouth Bancorporation                                    169,761
   6,155     Bank of America Corp.                                     431,342
  11,240     BB&T Corp.                                                427,682
  24,213     Citigroup, Inc.                                           792,976
   3,455     Comerica, Inc.                                            202,117
  18,035     FleetBoston Financial Corp.                               435,185
   3,045     Merrill Lynch & Co., Inc.                                 110,290
   6,961     Morgan Stanley                                            297,374
  13,580     PNC Financial Services Group                              625,902
  10,004     Wells Fargo & Co.                                         522,109
                                                                   -----------
                                                                     4,014,738
                                                                   -----------

             HEALTHCARE:  4.88%
   9,170     Abbott Laboratories                                       367,075
   6,010     Bristol-Myers Squibb Co.                                  149,949
  10,774     Wyeth                                                     461,127
                                                                   -----------
                                                                       978,151
                                                                   -----------

             INSURANCE/OTHER:  15.48%
  21,427     ACE Limited                                               681,593
   6,490     Freddie Mac                                               416,009
  18,620     Household International, Inc.                             672,368
   6,615     Lincoln National Corp.                                    245,086
  15,412     The Hartford Financial Services Group, Inc.               770,908
     152     Travelers Property Casualty Corp.- Class A*<F2>             2,388
     311     Travelers Property Casualty Corp.- Class B*<F2>             5,060
   4,225     XL Capital Ltd.                                           311,002
                                                                   -----------
                                                                     3,104,414
                                                                   -----------

             OFFICE EQUIPMENT: 1.28%
   7,070     Pitney Bowes, Inc.                                        256,288
                                                                   -----------

             TECHNOLOGY: 6.77%
  18,470     Electronic Data Systems Corp.                             743,602
   9,830     Flextronics International Ltd.*<F2>                        93,090
   6,905     International Business Machines Corp.                     520,499
                                                                   -----------
                                                                     1,357,191
                                                                   -----------

             TELECOMMUNICATIONS:  1.47%
  11,897     SBC Communications, Inc.                                  294,332
                                                                   -----------

             UTILITIES: 0.45%
   5,305     El Paso Corp.                                              89,708
                                                                   -----------

             Total Common Stocks (Cost $21,412,767)                $19,415,923
                                                                   -----------

             SHORT-TERM INVESTMENTS: 2.54%
             -----------------------------
 510,049     Cash Trust Series II - Treasury Cash
               Series Fund II (Cost $510,049)                          510,049
                                                                   -----------

             Total Investments in Securities
               (Cost $21,922,816):  99.36%                          19,925,972

             Other Assets less Liabilities: 0.64%                      128,281
                                                                   -----------
             Net Assets:  100.00%                                  $20,054,253
                                                                   -----------
                                                                   -----------

*<F2>  Non-income producing security.

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND

STATEMENTS OF ASSETS AND LIABILITIES AT AUGUST 31, 2002

                                                      SMALL CAP     LARGE CAP
                                                      VALUE FUND    VALUE FUND
                                                      ----------    ----------
ASSETS
   Investments in securities, at value
     (identified cost $13,745,186 and
     $21,922,816, respectively)                       $12,862,847  $19,925,972
   Cash                                                    14,624            0
   Receivables:
       Investment securities sold                          38,571      494,560
       Fund shares sold                                         0          768
       Dividends                                            6,809       48,567
       Due From Advisor                                     2,800        2,773
   Prepaid expenses                                         2,447        1,680
                                                      -----------  -----------
           Total assets                                12,928,098   20,474,320
                                                      -----------  -----------

LIABILITIES
   Payables
       Securities purchased                                51,610      377,053
   Accrued expenses                                        42,299       43,014
                                                      -----------  -----------
           Total liabilities                               93,909      420,067
                                                      -----------  -----------

NET ASSETS                                            $12,834,189  $20,054,253
                                                      -----------  -----------
                                                      -----------  -----------

COMPONENTS OF NET ASSETS
   Paid-in capital                                    $13,445,981  $24,551,346
   Undistributed net investment income                     24,706      303,218
   Accumulated net realized
     gain/(loss) on investments                           245,841   (2,803,467)
   Net unrealized depreciation on investments            (882,339)  (1,996,844)
                                                      -----------  -----------
           Net assets                                 $12,834,189  $20,054,253
                                                      -----------  -----------
                                                      -----------  -----------

ADVISOR CLASS
   Net assets applicable to shares outstanding        $   100,334  $       821
   Shares outstanding                                       7,730           95
   Net asset value, offering and
     redemption price per share                            $12.98        $8.64
                                                           ------        -----
                                                           ------        -----

INSTITUTIONAL CLASS
   Net assets applicable to shares outstanding        $12,733,855  $20,053,432
   Shares outstanding                                     981,451    2,313,905
   Net asset value, offering and
     redemption price per share                            $12.97        $8.67
                                                           ------        -----
                                                           ------        -----

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2002

                                                      SMALL CAP     LARGE CAP
                                                      VALUE FUND    VALUE FUND
                                                      ----------    ----------
INVESTMENT INCOME
   Dividend Income (Net of foreign tax on
     dividends of $304 and $0, respectively)          $   126,331  $   465,857
                                                      -----------  -----------

   Expenses
       Advisory fees (Note 3)                              73,003      108,399
       Administration fees (Note 3)                        37,356       46,374
       Professional fees                                   26,005       27,864
       Fund Accounting fees                                22,289       25,569
       Transfer Agent fees                                 16,617       14,983
       Custody fees                                        12,886       19,093
       Trustees' fees                                       6,480        7,101
       Other                                                2,629        4,219
       Insurance fees                                       1,278        3,213
       Registration fees                                      879        5,547
       Reports to shareholders                                691        1,661
       Distribution fees - Advisor Class                       67            2
                                                      -----------  -----------
           Total expenses                                 200,180      264,025
           Less: advisory fee waiver and
             absorption (Note 3)                          (99,651)    (101,510)
                                                      -----------  -----------
           Net expenses                                   100,529      162,515
                                                      -----------  -----------
               Net investment income                       25,802      303,342
                                                      -----------  -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
   Net realized gain/(loss) from
     security transactions                                247,513   (2,660,714)
   Net change in unrealized depreciation
     on investments                                    (1,378,424)  (1,144,964)
                                                      -----------  -----------
       Net realized and unrealized loss
         on investments                                (1,130,911)  (3,805,678)
                                                      -----------  -----------
           Net Decrease in Net Assets
             Resulting From Operations                $(1,105,109) $(3,502,336)
                                                      -----------  -----------
                                                      -----------  -----------

See Notes to Financial Statements.

                         CHARTWELL SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     Year Ended          Year Ended
                                                                   Aug. 31, 2002       Aug. 31, 2001
                                                                   -------------       -------------
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income                                             $    25,802          $   24,749
   Net realized gain from security transactions                          247,513             334,147
   Net change in unrealized (depreciation)/
     appreciation on investments                                      (1,378,424)            333,464
                                                                     -----------          ----------
       NET (DECREASE)/INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                                    (1,105,109)            692,360
                                                                     -----------          ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                                                 (19,603)             (7,779)
   Net realized gain on securities transactions                         (296,647)            (95,767)
                                                                     -----------          ----------
       TOTAL DIVIDENDS AND DISTRIBUTIONS
         TO SHAREHOLDERS                                                (316,250)           (103,546)
                                                                     -----------          ----------

CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold
       Advisor Class*<F3>                                                186,599                  --
       Institutional Class**<F4>                                       8,706,518           4,255,170

   Proceeds from dividends reinvested
       Advisor Class*<F3>                                                     --                  --
       Institutional Class**<F4>                                         223,581              78,235

   Cost of shares redeemed
       Advisor Class*<F3>                                                (69,637)                 --
       Institutional Class**<F4>                                      (1,098,865)                (12)
                                                                     -----------          ----------
           Net increase in net assets derived
             from net change in outstanding shares (a)<F17>            7,948,196           4,333,393
                                                                     -----------          ----------
               TOTAL INCREASE IN NET ASSETS                            6,526,837           4,922,207

NET ASSETS
Beginning of year                                                      6,307,352           1,385,145
                                                                     -----------          ----------
END OF YEAR***<F5>                                                   $12,834,189          $6,307,352
                                                                     -----------          ----------
                                                                     -----------          ----------

(a)<F17>  A summary of share transactions is as follows:

Advisor Class Shares*<F3>
   Shares sold                                                            12,812                  --
   Shares redeemed                                                        (5,082)                 --
                                                                     -----------          ----------
   Net increase                                                            7,730                  --
                                                                     -----------          ----------
                                                                     -----------          ----------

Institutional Class Shares**<F4>
   Shares sold                                                           612,656             320,335
   Shares reinvested                                                      16,073               5,826
   Shares redeemed                                                       (82,048)                 (1)
                                                                     -----------          ----------
   Net increase                                                          546,681             326,160
                                                                     -----------          ----------
                                                                     -----------          ----------

  *<F3>   Advisor Class commenced offering on  March 1, 2002.
 **<F4>   Institutional Class commenced operations on October 1, 1999.
***<F5> Includes undistributed net investment income of $24,706 and $19,594 in 2002 and 2001, respectively.

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     Year Ended          Year Ended
                                                                   Aug. 31, 2002       Aug. 31, 2001
                                                                   -------------       -------------
INCREASE / (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income                                             $   303,342         $   229,606
   Net realized loss from security transactions                       (2,660,714)            (74,012)
   Net change in unrealized
     depreciation on investments                                      (1,144,964)         (1,124,787)
                                                                     -----------         -----------
       NET DECREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                                    (3,502,336)           (969,193)
                                                                     -----------         -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                                                (229,500)            (64,746)
   Net realized gain on securities transactions                               --             (50,138)
                                                                     -----------         -----------
       TOTAL DIVIDENDS AND DISTRIBUTIONS
         TO SHAREHOLDERS                                                (229,500)           (114,884)
                                                                     -----------         -----------

CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold
       Advisor Class*<F6>                                                  1,000                  --
       Institutional Class**<F7>                                       5,795,166          19,847,429

   Proceeds from dividends reinvested
       Advisor Class*<F6>                                                     --                  --
       Institutional Class**<F7>                                         205,050             114,884

   Cost of shares redeemed
       Advisor Class*<F6>                                                     --                  --
       Institutional Class**<F7>                                      (9,691,633)           (297,381)
                                                                     -----------         -----------
           Net (decrease)/increase in net assets derived
             from net change in outstanding shares (a)<F18>           (3,690,417)         19,664,932
                                                                     -----------         -----------
               TOTAL (DECREASE)/INCREASE IN NET ASSETS                (7,422,253)         18,580,855

NET ASSETS
Beginning of year                                                     27,476,506           8,895,651
                                                                     -----------         -----------
END OF YEAR***<F8>                                                   $20,054,253         $27,476,506
                                                                     -----------         -----------
                                                                     -----------         -----------

(a)<F18>  A summary of share transactions is as follows:

Advisor Class Shares*<F6>
   Shares sold                                                                95                  --
   Shares redeemed                                                            --                  --
                                                                     -----------         -----------
   Net increase                                                               95                  --
                                                                     -----------         -----------
                                                                     -----------         -----------
Institutional Class Shares**<F7>
   Shares sold                                                           625,004           1,828,348
   Shares reinvested                                                      19,869              10,221
   Shares redeemed                                                      (978,700)            (27,489)
                                                                     -----------         -----------
   Net (decrease)/increase                                              (333,827)          1,811,080
                                                                     -----------         -----------
                                                                     -----------         -----------

  *<F6>   Advisor Class commenced offering on March 1, 2002.
 **<F7>   Institutional Class commenced operations on October 1, 1999.
***<F8> Includes undistributed net investment income of $303,218 and $229,376 in 2002 and 2001, respectively.

See Notes to Financial Statements.

                         CHARTWELL SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           Advisor Class                         Institutional Class
                                           -------------       -------------------------------------------------------
                                        March 1, 2002++<F10>        Year                Year         Oct. 1, 1999*<F9>
                                              through              Ended               Ended              through
                                           Aug. 31, 2002       Aug. 31, 2002       Aug. 31, 2001       Aug. 31, 2000
                                           -------------       -------------       -------------       -------------
Net asset value,
  beginning of period                          $14.83              $14.51              $12.75              $10.00
                                               ------              ------              ------              ------

Income from
  investment operations:
     Net investment
       (loss)/income                            (0.01)               0.04                0.07                0.05
     Net realized and
       unrealized (loss)/gain
       on investments                           (1.84)              (0.93)               2.33                2.73
                                               ------              ------              ------              ------
Total from
  investment operations                         (1.85)              (0.89)               2.40                2.78
                                               ------              ------              ------              ------

Less distributions:
     From net
       investment income                         0.00               (0.04)              (0.05)              (0.03)
     From net realized gains                     0.00               (0.61)              (0.59)                 --
                                               ------              ------              ------              ------
Total distributions                              0.00               (0.65)              (0.64)              (0.03)
                                               ------              ------              ------              ------

Net asset value,
  end of period                                $12.98              $12.97              $14.51              $12.75
                                               ------              ------              ------              ------
                                               ------              ------              ------              ------

TOTAL RETURN                                   (12.47%)+<F12>       (6.40%)             19.20%              27.82%+<F12>

RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of period (thousands)                      $100             $12,734              $6,307              $1,385

Ratio of expenses to
  average net assets:
     Before expense
       reimbursement                             2.40%**<F11>        2.19%               3.31%              15.23%**<F11>
     After expense
       reimbursement                             1.35%**<F11>        1.10%               1.10%               1.10%**<F11>

Ratio of net investment
  income to average net assets:
     After expense
       reimbursement                            (0.14%)**<F11>       0.28%               0.62%               0.48%**<F11>

Portfolio turnover rate                         52.09%              52.09%              68.13%              68.77%

   *<F9>   Commencement of operations for Institutional Class.
 ++<F10>   Commencement of offering for Advisor Class.
 **<F11>   Annualized.
  +<F12>   Not Annualized.

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           Advisor Class                         Institutional Class
                                           -------------       -------------------------------------------------------
                                        March 1, 2002++<F14>        Year                Year         Oct. 1, 1999*<F13>
                                              through              Ended               Ended              through
                                           Aug. 31, 2002       Aug. 31, 2002       Aug. 31, 2001       Aug. 31, 2000
                                           -------------       -------------       -------------       -------------
Net asset value,
  beginning of period                          $10.57              $10.38              $10.63              $10.00
                                               ------              ------              ------              ------

Income from
  investment operations:
     Net investment income                       0.05                0.14                0.04                0.11
     Net realized and
       unrealized (loss)/gain
       on investments                           (1.98)              (1.75)              (0.23)               0.55
                                               ------              ------              ------              ------
Total from
  investment operations                         (1.93)              (1.61)              (0.19)               0.66
                                               ------              ------              ------              ------

Less distributions:
     From net
       investment income                         0.00               (0.10)              (0.03)              (0.03)
     From net realized gains                     0.00                0.00               (0.03)                 --
                                               ------              ------              ------              ------
Total distributions                              0.00               (0.10)              (0.06)              (0.03)
                                               ------              ------              ------              ------

Net asset value,
  end of period                                $ 8.64              $ 8.67              $10.38              $10.63
                                               ------              ------              ------              ------
                                               ------              ------              ------              ------

TOTAL RETURN                                   (18.26%)+<F16>      (15.65%)             (1.85%)              6.61%+<F16>

RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of period (thousands)                        $1             $20,053             $27,477              $8,896

Ratio of expenses to
  average net assets:
     Before expense
       reimbursement                             1.53%**<F15>        1.22%               1.18%               2.89%**<F15>
     After expense
       reimbursement                             1.00%**<F15>        0.75%               0.75%               0.75%**<F15>

Ratio of net investment
  income to average net assets:
     After expense
       reimbursement                             1.14%**<F15>        1.40%               1.18%               1.38%**<F15>

Portfolio turnover rate                        190.54%             190.54%             173.68%             169.14%

  *<F13>   Commencement of operations for Institutional Class.
 ++<F14>   Commencement of offering for Advisor Class.
 **<F15>   Annualized.
  +<F16>   Not Annualized.

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS AT AUGUST 31, 2002

NOTE 1 - ORGANIZATION

    The Chartwell Large Cap Value Fund and Chartwell Small Cap Value Fund (the "Funds") are each a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Each Fund's investment objective is growth of capital, with a secondary objective to provide current income. The Funds offer two classes of shares - the Institutional Class and the Advisor Class. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its Distribution Plan, as applicable. The Institutional Class of each Fund began operations on October 1, 1999. The Advisor Class of each Fund commenced offering on March 1, 2002.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

    A. Security Valuation: The Funds' investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

    B. Federal Income Taxes: It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

    C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America.

    D. Income and Expenses: All income earned and expenses incurred by the Funds are borne by each outstanding class of shares on a prorata basis, based on the proportionate interest in the Funds represented by the net assets of such class. Class specific expenses are borne by the respective classes.

    E. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    For the year ended August 31, 2002, Chartwell Investment Partners (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Chartwell Large Cap Value Fund and 0.80% based upon the average daily net assets of the Chartwell Small Cap Value Fund. For the year ended August 31, 2002, the Chartwell Large Cap Value Fund and the Chartwell Small Cap Value Fund incurred $108,399 and $73,003, respectively, in Advisory Fees.

    The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by each Fund and to pay each Fund's operating expenses to the extent necessary to limit each Fund's aggregate annual operating expenses to 0.75% of average net assets for the Chartwell Large Cap Value Fund - Institutional Class, 1.00% for the Chartwell Large Cap Value Fund - Advisor Class, 1.10% for the Chartwell Small Cap Value Fund - Institutional Class and 1.35% of average net assets for the Chartwell Small Cap Value Fund - Advisor Class. Any such reductions made by the Advisor in its fees or payment of expenses which are a Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund's expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to a Fund's payment of current ordinary operating expenses. For the year ended August 31, 2002, the Advisor reduced its fees and absorbed Fund expenses in the amount of $101,510 for the Chartwell Large Cap Value Fund and $99,651 for the Chartwell Small Cap Value Fund; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $289,337 for the Chartwell Large Cap Value Fund and $300,824 for the Chartwell Small Cap Value Fund at August 31, 2002. Accumulative expenses subject to recapture for the Chartwell Large Cap Value Fund expire as follows:

                Year             Amount
                ----             ------
                2005            187,827
                2006            101,510

    Accumulative expenses subject to recapture for the Chartwell Small Cap Value Fund expire as follows:

                Year             Amount
                ----             ------
                2005            201,173
                2006             99,651

    U.S. Bancorp Fund Services, LLC, formerly Investment Company Administration, LLC, (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level                             Fee rate
----------------                             --------
Less than $15 million                        $30,000
$15 million to less than $50 million         0.20% of average daily net assets
$50 million to less than $100 million        0.15% of average daily net assets
$100 million to less than $150 million       0.10% of average daily net assets
More than $150 million                       0.05% of average daily net assets
Annual fee of $15,000 for each additional share class

    Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

    Certain officers of the Funds are also officers of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION COSTS

    The Advisor Class of each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the Funds' average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as "Distribution Coordinator". For the year ended August 31, 2002, the Chartwell Large Cap Value Fund Advisor Class and the Chartwell Small Cap Value Fund Advisor Class paid the Distribution Coordinator $2 and $67, respectively.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

    For the year ended August 31, 2002, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Chartwell Large Cap Value Fund were $40,613,802 and $44,349,620, respectively.

    For the year ended August 31, 2002, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Chartwell Small Cap Value Fund were $12,233,810 and $4,647,382, respectively.

NOTE 6 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

    Net realized and unrealized gains and losses differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized subsequent to October 31 on the sale of securities.

                                                       Large Cap    Small Cap
                                                       ---------    ---------

    As of August 31, 2002, the components of net assets on a tax basis were as follows:

   Cost of investments                                $22,379,082  $13,844,948
                                                      -----------  -----------
                                                      -----------  -----------
   Gross tax unrealized appreciation                  $   297,592  $   423,546
   Gross tax unrealized depreciation                   (2,750,702)  (1,405,647)
                                                      -----------  -----------
   Net tax unrealized depreciation                    $(2,453,110) $  (982,101)
                                                      -----------  -----------
                                                      -----------  -----------

   Capital loss carryforward expiring as follows:

   2009                                               $  (102,289) $        --
   2010                                                (1,100,234)          --
                                                      -----------  -----------
                                                      $(1,202,523) $        --
                                                      -----------  -----------
                                                      -----------  -----------
   Undistributed long term gain                       $        --  $   346,405
                                                      -----------  -----------
                                                      -----------  -----------
   Undistributed ordinary income                      $   303,218  $    23,904
                                                      -----------  -----------
                                                      -----------  -----------

   At August 31, 2002, the Chartwell Large Cap Value Fund had deferred capital losses occurring subsequent to October 31, 2001 of ($1,144,678). For tax purposes, such losses will be reflected in the year ending August 31, 2003.

   The tax composition of dividends during the year ended August 31, 2002 was as follows:

   Ordinary income                                    $   229,500  $   252,759
   Long term capital gain                                      --       63,491
                                                      -----------  -----------
                                                      $   229,500  $   316,250
                                                      -----------  -----------
                                                      -----------  -----------

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
CHARTWELL SMALL CAP VALUE FUND
CHARTWELL LARGE CAP VALUE FUND

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Chartwell Small Cap Value Fund and Chartwell Large Cap Value Fund, each a series of Advisors Series Trust (the "Funds") at August 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
October 21, 2002

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

    The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request by calling the advisor.

                                                        INDEPENDENT TRUSTEES
                                                        --------------------
                                                                                        # of
                                          Term of                                       Funds in       Other
                           Position       Office and                                    complex        Directorships
Name, Age                  Held with      Length of       Principal Occupation          overseen       Held by
and Address                the Trust      Time Served     During Past Five Years        by Trustee     Trustee
-----------                ---------      -----------     ----------------------        ----------     -------------
Walter E. Auch             Trustee        Indefinite      Management                    19             Nicholas-
(Born 1921)                               Term            Consultant                                   Applegate
2020 E. Financial Way                                                                                  Funds,
Glendora, CA 91741                        Since                                                        Salomon
                                          1997                                                         Smith Barney
                                                                                                       Funds, Bayan
                                                                                                       Strategic
                                                                                                       Realty Trust,
                                                                                                       Legend
                                                                                                       Properties,
                                                                                                       Pimco
                                                                                                       Advisors
                                                                                                       LLP, and
                                                                                                       Senele Group

James Clayburn             Trustee        Indefinite      Dean Emeritus, John E.        19             The Payden
LaForce                                   Term            Anderson Graduate                            & Rygel
(Born 1927)                                               School of Management,                        Investment
2020 E. Financial Way                     Since           University of California,                    Group, PIC
Glendora, CA 91741                        May 2002        Los Angeles                                  Investment
                                                                                                       Trust, PIC
                                                                                                       Small Cap
                                                                                                       Portfolio, PIC
                                                                                                       Balanced
                                                                                                       Portfolio, PIC
                                                                                                       Growth
                                                                                                       Portfolio, PIC
                                                                                                       Mid Cap
                                                                                                       Portfolio,
                                                                                                       Provident
                                                                                                       Investment
                                                                                                       Counsel
                                                                                                       Institutional
                                                                                                       Money
                                                                                                       Market Fund,
                                                                                                       Black Rock
                                                                                                       Funds, Jacobs
                                                                                                       Engineering,
                                                                                                       Timken Co.,
                                                                                                       Concervex

Donald E. O'Connor         Trustee        Indefinite      Financial Consultant;         19             The Parnassus
(Born 1936)                               Term            formerly Executive                           Fund
2020 E. Financial Way                                     Vice President and                           The Parnassus
Glendora, CA 91741                        Since           Chief Operating officer                      Income Fund
                                          1997            of ICI Mutual Insurance                      The Forward
                                                          Company (until January,                      Funds
                                                          1997); Vice President,
                                                          Operations, Investment
                                                          Company Institute (until
                                                          July , 1993).

George J. Rebhan           Trustee        Indefinite      Retired; formerly             19             E*Trade
(Born 1934)                               Term            President, Hotchkis                          Funds
2020 E. Financial Way                                     and Wiley Funds
Glendora, CA 91741                        Since           (mutual funds)
                                          May 2002        from 1985 to 1993.

George T. Wofford III      Trustee        Indefinite      Senior Vice President,        19             None
(Born 1939)                               Term            Information Services,
2020 E. Financial Way                                     Federal Home Loan
Glendora, CA 91741                        Since           Bank of San Francisco.
                                          1997

                                                  INTERESTED TRUSTEES AND OFFICERS
                                                  --------------------------------
                                                                                        # of
                                                                                        Funds in       Other
                                          Term of                                       complex        Directorships
                           Position       Office and                                    overseen       Held by
Name, Age                  Held with      Length of       Principal Occupation          by Trustee     Trustee
and Address                the Trust      Time Served     During Past Five Years        or Officer     or Officer
-----------                ---------      -----------     ----------------------        ----------     -------------
Eric M. Banhazl            Trustee &      Indefinite      Senior Vice President,        19             None
(Born 1957)                President      Term            U.S. Bancorp Fund
2020 E. Financial Way                                     Services, LLC, the
Glendora, CA 91741                        Since           Fund's administrator
                                          1997            (since July, 2001);
                                                          Treasurer, Investec
                                                          Funds; formerly,
                                                          Executive Vice President,
                                                          Investment Company
                                                          Administration, LLC
                                                          (ICA) (The Fund's
                                                          former administrator).

John S. Wagner             Treasurer      Indefinite      Assistant Vice                               None
(Born 1965)                               Term            President Compliance
615 E. Michigan Street                                    and Administration,
Milwaukee, WI 53202                       Since           U.S. Bancorp Fund
                                          September       Services, LLC since
                                           2002           June 1999.

Chad E. Fickett            Secretary      Indefinite      Compliance                    19             None
(Born 1973)                               Term            Administrator, U.S.
615 E. Michigan Street                                    Bancorp Fund Services,
Milwaukee, WI 53202                       Since           LLC since July 2000.
                                          March 2002

ADDITIONAL TAX INFORMATION (UNAUDITED)

Under section 852(b)(3)(c) of the Internal Revenue Code, the Chartwell Small Cap Value Fund hereby designates $63,491 as a long-term capital gain dividend for the fiscal year ended August 31, 2002.

Of the ordinary income (including short-term capital gain) distributions made by the Chartwell Large Cap Value Fund and the Small Cap Value Fund during the fiscal year ended August 31, 2002, 0.05% and 0.01%, respectively, qualifies for the dividend received deduction available to corporate shareholders.

                                    ADVISOR
                         Chartwell Investment Partners
                              1235 Westlakes Drive
                                   Suite 400
                               Berwyn, PA  19312
                                 (610) 296-1400

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202

                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                           425 Walnut Street M/L 6118
                             Cincinnati, OH  45202

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                          1177 Avenue of the Americas
                              New York, NY  10036

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                        515 S. Flower Street, 25th Floor
                             Los Angeles, CA  90071

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.